Property, plant and equipment - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Balance at beginning of year	$ 46,576	$ 48,385
Effects of IFRS 16 adoption		1,801
Additions	4,295	4,449
Disposals	(228)	(631)
Assets retirement obligation	568	429
Depreciation, amortization and depletion	(2,746)	(3,503)
Impairment	(642)	(4,198)
Acquisition of subsidiary		488
Transfer to assets held for sale	(304)
Translation adjustment	(6,371)	(644)
Balance at end of year	41,148	46,576
Land and buildings
Property, plant and equipment
Balance at beginning of year	10,702	11,587
Disposals	(14)	(109)
Depreciation, amortization and depletion	(439)	(514)
Impairment	(130)	(577)
Acquisition of subsidiary		77
Transfer to assets held for sale	(66)
Translation adjustment	(1,664)	(197)
Transfers	202	435
Balance at end of year	8,591	10,702
Facilities
Property, plant and equipment
Balance at beginning of year	9,604	11,236
Disposals	(92)	(75)
Depreciation, amortization and depletion	(469)	(666)
Impairment	(162)	(1,113)
Acquisition of subsidiary		41
Transfer to assets held for sale	(80)
Translation adjustment	(1,756)	(275)
Transfers	546	456
Balance at end of year	7,591	9,604
Equipment
Property, plant and equipment
Balance at beginning of year	5,686	6,407
Disposals	(8)	(70)
Depreciation, amortization and depletion	(730)	(866)
Impairment	(22)	(708)
Acquisition of subsidiary		46
Transfer to assets held for sale	(3)
Translation adjustment	(644)	(102)
Transfers	654	979
Balance at end of year	4,933	5,686
Mineral properties
Property, plant and equipment
Balance at beginning of year	8,261	8,499
Disposals	(13)	(164)
Assets retirement obligation	568	429
Depreciation, amortization and depletion	(459)	(603)
Impairment	(81)	(600)
Acquisition of subsidiary		276
Transfer to assets held for sale	(58)
Translation adjustment	(523)	88
Transfers	359	336
Balance at end of year	8,054	8,261
Railway equipment
Property, plant and equipment
Balance at beginning of year	3,241	3,796
Disposals	(5)	(155)
Depreciation, amortization and depletion	(186)	(293)
Impairment		(336)
Translation adjustment	(759)	(122)
Transfers	232	351
Balance at end of year	2,523	3,241
Right of use assets
Property, plant and equipment
Balance at beginning of year	1,692
Effects of IFRS 16 adoption		1,801
Additions	125	152
Disposals		(7)
Depreciation, amortization and depletion	(173)	(183)
Impairment		(55)
Acquisition of subsidiary		2
Translation adjustment	(81)	(18)
Balance at end of year	1,563	1,692
Others
Property, plant and equipment
Balance at beginning of year	3,012	3,473
Disposals	(8)	(26)
Depreciation, amortization and depletion	(290)	(378)
Impairment	(79)	(456)
Transfer to assets held for sale	(1)
Translation adjustment	(392)	(34)
Transfers	253	433
Balance at end of year	2,495	3,012
Constructions in progress
Property, plant and equipment
Balance at beginning of year	4,378	3,387
Additions	4,170	4,297
Disposals	(88)	(25)
Impairment	(168)	(353)
Acquisition of subsidiary		46
Transfer to assets held for sale	(96)
Translation adjustment	(552)	16
Transfers	(2,246)	(2,990)
Balance at end of year	5,398	4,378
Carrying amount
Property, plant and equipment
Balance at beginning of year	83,496
Balance at end of year	71,687	83,496
Carrying amount | Land and buildings
Property, plant and equipment
Balance at beginning of year	18,970
Balance at end of year	15,135	18,970
Carrying amount | Facilities
Property, plant and equipment
Balance at beginning of year	17,170
Balance at end of year	11,690	17,170
Carrying amount | Equipment
Property, plant and equipment
Balance at beginning of year	11,756
Balance at end of year	10,680	11,756
Carrying amount | Mineral properties
Property, plant and equipment
Balance at beginning of year	17,826
Balance at end of year	17,072	17,826
Carrying amount | Railway equipment
Property, plant and equipment
Balance at beginning of year	4,701
Balance at end of year	3,853	4,701
Carrying amount | Right of use assets
Property, plant and equipment
Balance at beginning of year	1,875
Balance at end of year	1,966	1,875
Carrying amount | Others
Property, plant and equipment
Balance at beginning of year	6,820
Balance at end of year	5,893	6,820
Carrying amount | Constructions in progress
Property, plant and equipment
Balance at beginning of year	4,378
Balance at end of year	5,398	4,378
Accumulated amortization
Property, plant and equipment
Balance at beginning of year	(36,920)
Balance at end of year	(30,539)	(36,920)
Accumulated amortization | Land and buildings
Property, plant and equipment
Balance at beginning of year	(8,268)
Balance at end of year	(6,544)	(8,268)
Accumulated amortization | Facilities
Property, plant and equipment
Balance at beginning of year	(7,566)
Balance at end of year	(4,099)	(7,566)
Accumulated amortization | Equipment
Property, plant and equipment
Balance at beginning of year	(6,070)
Balance at end of year	(5,747)	(6,070)
Accumulated amortization | Mineral properties
Property, plant and equipment
Balance at beginning of year	(9,565)
Balance at end of year	(9,018)	(9,565)
Accumulated amortization | Railway equipment
Property, plant and equipment
Balance at beginning of year	(1,460)
Balance at end of year	(1,330)	(1,460)
Accumulated amortization | Right of use assets
Property, plant and equipment
Balance at beginning of year	(183)
Balance at end of year	(403)	(183)
Accumulated amortization | Others
Property, plant and equipment
Balance at beginning of year	(3,808)
Balance at end of year	$ (3,398)	$ (3,808)